SCHEDULE OF OPERATING LEASE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease cost	$ 360	$ 781	$ 760
Short term lease costs	2	18	14
Total lease costs	$ 362	$ 799	$ 774